Percentage of Total Accounts Receivable (Detail)	Jan. 31, 2014	Jan. 31, 2013
Payor A
Accounts Receivable [Line Items]
Receivables from customers as percentage of total accounts receivable	9.90%	11.00%
Payor B
Accounts Receivable [Line Items]
Receivables from customers as percentage of total accounts receivable	31.50%	36.00%
Payor C
Accounts Receivable [Line Items]
Receivables from customers as percentage of total accounts receivable	4.50%	8.50%